Revenue Classified by Geographical Area (Details Textual)	12 Months Ended
Dec. 31, 2018
Israeli integrators [Member]
Revenue Classified by Geographical Area (Textual)
Revenue percentage, description	Sales in Israel during the years ended December 31, 2018, 2017 and 2016 include sales to Israeli integrators that have been sold to end users in Asia and Africa, which represented 6%, 45% and 0% of revenues during such periods, respectively.